Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A Common Stock
Numerator: Income allocable to Class A Common Stock
Income from investments held in Trust Account	$21,803	$33,543
Less: Company's portion available to be withdrawn to pay taxes	(21,803)	(33,543)
Net income attributable	$—	$—
Denominator: Weighted average Class A Common Stock
Basic and diluted weighted average shares outstanding, Class A Common Stock	27,500,000	27,500,000
Basic and diluted net income per share, Class A Common Stock	$0.00	$0.00
Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(15,464,432)	$(18,604,910)
Net income allocable to Class A Common Stock	—	—
Net income (loss) attributable	$(15,464,432)	$(18,604,910)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	6,875,000	6,875,000
Basic and diluted net loss per share, Class B common stock	$(2.25)	$(2.71)

A Place For Rover INC
Summary Of Significant Accounting Policies [Line Items]
Schedule of Property and Equipment Net

The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31,
	2019	2020
Computers	$1,534	$1,346
Furniture and fixtures	3,913	3,906
Leasehold improvements	13,136	13,660
Internal-use software	23,753	20,850
Total property and equipment	42,336	39,762
Less: Accumulated depreciation and amortization	(11,345)	(14,839)
Total property and equipment, net	$30,991	$24,923

The following table presents the detail of property and equipment, net as follows (in thousands):

	December 31, 2020	June 30, 2021
Computers	$1,346	$1,498
Furniture and fixtures	3,906	3,914
Leasehold improvements	13,660	13,663
Internal-use software	20,850	21,775
Total property and equipment	39,762	40,850
Less: Accumulated depreciation and amortization	(14,839)	(17,936)
Total property and equipment, net	$24,923	$22,914

Asset Category	Depreciation Period
Computers	3 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of estimated useful life of asset or remaining lease term

Computation of Basic and Diluted Net Loss per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	$(64,677)	$(51,714)	$(57,485)
Deemed dividend to preferred stockholders	(491)	—	—
Net loss attributable to common stockholders	$(65,168)	$(51,714)	$(57,485)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	26,159	28,074	28,804
Net loss per share attributable to common stockholders, basic and diluted	$(2.49)	$(1.84)	$(2.00)